INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Net deferred tax assets	$ 1,534	$ 772
Net deferred tax liabilities	(13,730)	(10,860)
Net deferred tax liabilities	(12,196)	(10,088)
Continuing Operations
Income Tax Contingency [Line Items]
Net deferred tax assets	1,534	1,540
Net deferred tax liabilities	(13,730)	(11,628)
Net deferred tax liabilities	$ (12,196)	$ (10,088)